Long-term debt - Change in Outstanding Amount (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Long-term debt
Beginning balance		$ 1,796,207	$ 1,270,330
Borrowings on the revolving credit facility		207,787	251,155
Assumed on acquisitions	[1]	0	188,496
Amortization of transaction costs and prepaid interest		4,379	2,286
Foreign exchange		(83,708)	83,940
Ending balance		$ 1,924,665	$ 1,796,207

[1]	2019 2018 Balance at January 1 1,796,207 1,270,330 Borrowings on the revolving credit facility 207,787 251,155 Assumed on acquisitions (1) — 188,496 Amortization of transaction costs and prepaid interest 4,379 2,286 Foreign exchange (83,708) 83,940 Balance at December 31 1,924,665 1,796,207Pursuant to the acquisitions described in Note 5 (Business combinations), Vermilion assumed the credit facilities of the acquired companies and immediately extinguished them following the respective acquisitions using proceeds from Vermilion’s revolving credit facility.